CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (361,307)	$ (302,002)	$ (405,092)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	126,956	127,634	160,334
Amortization of deferred financing costs and original issue premiums	1,404	1,466	4,507
Loss (gain) on disposal of property and equipment and other long-term assets	134	171	(272)
Impairment loss recognized on property and equipment	0	1,500	3,769
Provision for (reversal of) credit losses	481	(65)	1,277
Loss on extinguishment of debt	0	28,817	18,716
Changes in operating assets and liabilities:
Accounts receivable	(16)	(91)	1,241
Receivables from affiliated companies	15,454	(5,750)	54,405
Inventories, prepaid expenses and other	4,070	(1,789)	1,931
Long-term prepayments, deposits and other	(5,678)	6,939	(54,748)
Accounts payable, accrued expenses and other	10,876	(6,024)	22,134
Payables to affiliated companies	27,967	14,207	24,512
Other long-term liabilities	884	(1,854)	(139)
Net cash used in operating activities	(178,775)	(136,841)	(167,425)
Cash flows from investing activities:
Acquisition of property and equipment	(452,126)	(400,367)	(202,712)
Funds to an affiliated company	(1,278)	(4,449)	(9,616)
Proceeds from sale of property and equipment and other long-term assets	9	1,694	2,640
Placement of bank deposits with original maturities over three months	0	(278,700)	0
Acquisition of intangible assets	0	(4,113)	(101)
Withdrawals of bank deposits with original maturities over three months	0	278,700	0
Net cash used in investing activities	(453,395)	(407,235)	(209,789)
Cash flows from financing activities:
Payments of deferred financing costs	(6,050)	(33,297)	(25,411)
Net proceeds from (payments for) issuance of shares	299,159	(445)	499,222
Proceeds from long-term debt	350,000	758,194	1,000,000
Principal payments on long-term debt	0	(252,944)	(850,000)
Net cash provided by financing activities	643,109	471,508	623,811
Effect of exchange rate on cash, cash equivalents and restricted cash	(705)	(3,372)	1,530
Increase (decrease) in cash, cash equivalents and restricted cash	10,234	(75,940)	248,127
Cash, cash equivalents and restricted cash at beginning of year	499,419	575,359	327,232
Cash, cash equivalents and restricted cash at end of year	509,653	499,419	575,359
Supplemental cash flow disclosures:
Cash paid for interest, net of amounts capitalized	(87,892)	(84,141)	(81,488)
Cash paid for amounts included in the measurement of lease liabilities - operating cash flows from operating leases	(726)	(734)	(735)
Change in operating lease right-of-use assets and lease liabilities arising from lease modification	(1,343)	(2,575)	3,213
Change in accrued expenses and other current liabilities and other long-term liabilities related to acquisition of property and equipment	100,394	142,682	61,024
Change in receivables from/payables to affiliated companies related to acquisition of property and equipment and other long-term assets	3,819	7,477	9,464
Change in payables to affiliated companies related to acquisition of intangible assets	0	0	3,938
Offering expenses capitalized for the issuance of shares included in accrued expenses and other current liabilities	$ 0	$ 0	$ 445